RELATED PARTY TRANSACTIONS (Details)	12 Months Ended					12 Months Ended				12 Months Ended								0 Months Ended	3 Months Ended		12 Months Ended				46 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013 CNY item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 Subsidiary of minority shareholder of Taishidian Holding CNY	Dec. 31, 2011 School founded by principal of Shuyang K-12 Property management services CNY	Dec. 31, 2011 Former shareholder of Changsha K-12 Property management services CNY	Dec. 31, 2013 Subsidiary of former shareholder of Shenyang Universe High School CNY	Dec. 31, 2012 Subsidiary of former shareholder of Shenyang Universe High School CNY	Dec. 31, 2013 Subsidiary of former shareholder of Shenyang Universe High School Rental services CNY	Dec. 31, 2012 Subsidiary of former shareholder of Shenyang Universe High School Rental services CNY	Dec. 31, 2011 Subsidiary of former shareholder of Shenyang Universe High School Rental services CNY	Dec. 31, 2011 Former shareholder of Jinan WR Career Enhancement CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2012 Former shareholder of Genesis Career Enhancement CNY	Oct. 26, 2011 Dr Jin Huang	Jan. 25, 2012 Campus USD ($)	Jan. 25, 2012 Campus CNY	Dec. 31, 2013 Campus USD ($)	Dec. 31, 2013 Campus CNY	Dec. 31, 2012 Campus USD ($)	Dec. 31, 2012 Campus CNY	Oct. 31, 2015 Campus USD ($)	Oct. 31, 2015 Campus CNY	Jan. 25, 2012 Campus Class A Shares	Dec. 31, 2013 Campus Class A Shares USD ($)	Dec. 31, 2013 Campus Class B Shares	Dec. 31, 2013 General Manager of College Segment-Gao Shoubai CNY	Dec. 31, 2013 Vice President -Huang Senlei CNY	Dec. 31, 2013 General Manager of College Segment-Gao Shoubai CNY
RELATED PARTY TRANSACTIONS
Receipts						1,800,000	7,470,000			1,100,000	1,100,000	1,100,000
Sales of software and providing services													6,800,000
Short-term borrowings	98,430,000	60,000,000		16,259,000																											3,400,000	3,960,000
Others														5,000	514,000	1,627,000
Number of management personnel from whom loan is borrowed	2
Interest bearing borrowings																														2,000,000
Noninterest bearing borrowings																														1,960,000
Interest rate (as a percent)																														24.00%	24.00%	24.00%
Amounts due from related parties		500,000			500,000
Amounts due to related parties	12,035,000	4,211,000						4,675,000	3,575,000								636,000														3,400,000	3,960,000
Minimum percentage of interest in voting power held by related party																		10.00%
Maximum shares agreed to be purchased by related party																												50,000,000
Shares charged in favor of Spin-Rich to secure campus' obligations under the Participation Agreement																												1,818,182
Shares charged by Spin-Rich in favor of campus to secure campus' agreed-upon minimum return on its investment under the Participation Agreement																													6,077,747
Shares purchased by related party																											11,944,600
Aggregate consideration paid for shares purchased by related party																			50,000,000	311,505,000
Share-based compensation	22,826,000	34,971,000	33,348,000																		$ 8,882,000	53,769,000	$ 9,539,000	60,206,000	$ 34,554,000	215,275,000